Pension, Savings, and Other Employee Benefits - Schedule of Expected Benefit Payment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Threshold amortization percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	$ 38,642
2020	40,904
2021	42,708
2022	43,480
2023	44,781
2024-2028	238,274
Other Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	1,663
2020	1,717
2021	1,775
2022	1,836
2023	1,900
2024-2028	$ 10,344